Change in Projected Benefit Obligation (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Plan
Schedule of Defined Benefit Plan Change in Benefit Obligation [Line Items]
Beginning Balance	$ 904.6	$ 762.9
Service Cost	35.3	42.8	37.9
Interest Cost	41.4	40.8	36.9
Actuarial Loss	96.6	108.8
Benefits Paid	(47.5)	(41.3)
Plan Amendment		(9.4)
Ending Balance	1,030.4	904.6	762.9
Non U.S. Plans
Schedule of Defined Benefit Plan Change in Benefit Obligation [Line Items]
Beginning Balance	127.1	116.1
Service Cost			1.8
Interest Cost	6.2	6.5	6.9
Actuarial Loss	24.8	8.0
Benefits Paid	(6.1)	(2.5)
Foreign Exchange Rate Changes	6.1	(1.0)
Ending Balance	158.1	127.1	116.1
Supplemental Plan
Schedule of Defined Benefit Plan Change in Benefit Obligation [Line Items]
Beginning Balance	100.3	86.9
Service Cost	3.0	3.2	3.2
Interest Cost	4.5	4.4	4.8
Actuarial Loss	10.9	15.4
Benefits Paid	(12.3)	(11.3)
Plan Amendment		1.7
Ending Balance	$ 106.4	$ 100.3	$ 86.9